Freight Costs	12 Months Ended
Dec. 31, 2016
Freight Costs [Abstract]
Freight Costs
(17) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2016, 2015 and 2014, freight costs included in cost of goods sold were RMB3,406 (US$491), RMB2,938 and RMB3,603, respectively, and RMB8,177 (US$1,178), RMB7,713, and RMB10,196, respectively, were included in selling expenses.